PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property, equipment and software, net
Property, equipment and software, net, consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Leasehold improvement	33,417	32,240
Electronic equipment	21,193	16,471
Furniture	5,892	3,728
Software	6,747	7,092
Vehicles	690	690
Construction in progress (1)	245	163,696

Subtotal	68,184	224,017
Less: accumulated depreciation (2)	(55,342)	(55,089)

Total property, equipment and software, net	12,842	168,928